Investments in Associates and Joint Ventures - Condensed Financial Information of Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Current assets	₩ 8,775,086	₩ 8,088,507
Cash and cash equivalents	1,369,653	1,270,824	₩ 1,506,699	₩ 1,457,735
Non-current assets	39,131,871	37,113,861
Current liabilities	8,177,967	7,851,673
Non-current liabilities	15,332,747	14,533,761
Revenue	18,724,299	17,843,537	16,945,910
Depreciation and amortization	(3,991,083)	(3,856,662)	(3,126,118)
Interest income	241,196	142,155	256,435
Interest expense	(399,176)	(406,087)	(307,319)
Profit (loss) for the year	1,500,538	860,733	3,131,988
Total comprehensive income (loss)	1,962,360	861,742	2,990,404
Dogus Planet, Inc. [member]
Disclosure of joint ventures [line items]
Current assets	55,951	59,632	43,127
Cash and cash equivalents	9,083	13,422	42,416
Non-current assets	30,408	25,247	20,239
Current liabilities	46,186	52,238	37,105
Accounts payable, other payables and provisions	28,145	35,459	28,432
Non-current liabilities	10,031	800	1,287
Revenue	177,084	136,777	99,770
Depreciation and amortization	(4,642)	(5,487)	(5,427)
Interest income	1,878	1,455	1,635
Interest expense	(555)	(92)
Profit (loss) for the year	7,030	9,294	642
Total comprehensive income (loss)	(1,659)	9,294	642
Finnq Co. Ltd. [member]
Disclosure of joint ventures [line items]
Current assets	26,781	42,995	11,985
Cash and cash equivalents	23,936	40,619	10,434
Non-current assets	8,530	11,389	15,435
Current liabilities	7,367	6,756	5,070
Accounts payable, other payables and provisions	5,094	5,062	87
Non-current liabilities	879	1,099	7,579
Revenue	3,937	1,968	232
Depreciation and amortization	(4,417)	(4,769)	(3,490)
Interest income	29	12	5
Interest expense	(51)	(198)	(301)
Profit (loss) for the year	(19,426)	(17,079)	(17,995)
Total comprehensive income (loss)	₩ (19,426)	₩ (17,361)	₩ (18,166)